UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08012

Government Obligations Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Government Obligations Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS

Mortgage Backed Securities — 99.1%
Mortgage Pass-Throughs — 85.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2014	$14,679	$14,795,306
6.00%, with various maturities to 2026	1,526	1,559,102
6.50%, with various maturities to 2028	34,007	35,270,988
6.87%, with maturity at 2024	460	482,778
7.00%, with various maturities to 2026	17,599	18,506,093
7.09%, with maturity at 2023	1,465	1,548,366
7.25%, with maturity at 2022	2,191	2,325,990
7.31%, with maturity at 2027	586	622,386
7.50%, with various maturities to 2029	26,245	27,901,896
7.63%, with maturity at 2019	937	1,004,367
7.75%, with various maturities to 2018	59	62,507
7.78%, with maturity at 2022	292	314,707
7.85%, with maturity at 2020	740	796,825
8.00%, with various maturities to 2028	24,869	26,759,744
8.13%, with maturity at 2019	1,471	1,583,997
8.15%, with maturity at 2021	487	527,454
8.25%, with various maturities to 2017	268	280,375
8.50%, with various maturities to 2027	11,082	12,066,114
8.75%, with various maturities to 2016	59	60,319
9.00%, with various maturities to 2027	17,379	19,088,440
9.25%, with various maturities to 2017	543	565,915
9.50%, with various maturities to 2026	5,074	5,607,468
9.75%, with various maturities to 2018	122	124,273
11.00%, with maturity at 2015	49	54,640
13.00%, with maturity at 2015	1	613
13.50%, with maturity at 2010	14	15,031
15.00%, with maturity at 2011	1	703
		$171,926,397
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$1	$1,338
5.00%, with maturity at 2027	1,564	1,543,385
5.50%, with various maturities to 2030	26,297	26,461,796
5.527%, with various maturities to 2026(1)	5,323	5,258,135
5.528%, with maturity at 2022(1)	3,640	3,598,533
5.533%, with various maturities to 2035(1)	49,212	48,586,433
5.537%, with maturity at 2035(1)	3,181	3,142,425
5.543%, with maturity at 2033(1)	6,896	6,810,174
5.546%, with maturity at 2036(1)	3,357	3,317,115
5.557%, with maturity at 2036(1)	1,351	1,335,333
6.00%, with various maturities to 2031	7,996	8,131,897
6.50%, with various maturities to 2029	81,924	84,943,239
6.524%, with maturity at 2025(2)	565	577,489
7.00%, with various maturities to 2031	44,208	46,358,398
7.25%, with various maturities to 2023	106	109,812

Security	Principal Amount (000's omitted)	Value
7.50%, with various maturities to 2029	$18,228	$19,355,354
7.75%, with maturity at 2008	1	725
7.87%, with maturity at 2030(2)	67	72,227
7.875%, with maturity at 2021	1,449	1,556,232
8.00%, with various maturities to 2027	22,056	23,768,781
8.25%, with various maturities to 2025	666	721,053
8.33%, with maturity at 2020	1,497	1,634,283
8.50%, with various maturities to 2027	8,310	9,033,332
8.643%, with maturity at 2021(2)	273	291,421
8.75%, with various maturities to 2016	208	211,229
8.972%, with maturity at 2010(2)	78	79,761
9.00%, with various maturities to 2030	3,109	3,351,434
9.125%, with maturity at 2011	56	57,566
9.25%, with various maturities to 2016	80	81,575
9.50%, with various maturities to 2030	5,179	5,743,705
9.75%, with maturity at 2019	53	60,923
9.969%, with maturity at 2021(2)	128	145,563
10.00%, with maturity at 2012	35	37,598
10.008%, with maturity at 2025(2)	110	123,366
10.066%, with maturity at 2021(2)	122	140,777
10.223%, with maturity at 2023(2)	205	236,301
10.271%, with maturity at 2021(2)	229	261,675
10.383%, with maturity at 2020(2)	188	210,681
10.811%, with maturity at 2025(2)	110	124,470
11.00%, with maturity at 2010	8	8,359
11.392%, with maturity at 2019(2)	191	216,413
11.50%, with maturity at 2012	75	81,611
11.632%, with maturity at 2018(2)	308	349,489
12.199%, with maturity at 2025(2)	95	108,857
12.395%, with maturity at 2021(2)	122	138,476
12.662%, with maturity at 2015(2)	241	280,452
13.00%, with maturity at 2010	37	39,099
		$308,698,290
Government National Mortgage Assn.:
6.125%, with various maturities to 2027(1)	$1,131	$1,144,240
6.50%, with various maturities to 2024	118	122,396
7.00%, with various maturities to 2025	36,456	38,512,615
7.25%, with maturity at 2022	130	138,224
7.50%, with various maturities to 2025	12,519	13,294,825
8.00%, with various maturities to 2027	22,750	24,559,594
8.25%, with various maturities to 2019	240	261,603
8.30%, with maturity at 2020	74	79,901
8.50%, with various maturities to 2018	3,806	4,139,520
9.00%, with various maturities to 2027	12,532	13,938,847
9.50%, with various maturities to 2026	9,411	10,595,880
		$106,787,645
Total Mortgage Pass-Throughs (identified cost $587,315,915)		$587,412,332

See notes to financial statements

Government Obligations Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Collateralized Mortgage Obligations — 12.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	$490	$509,197
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	3,153	3,313,667
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,600	1,625,092
Federal Home Loan Mortgage Corp., Series 2075, Class PH, 6.50%, due 2028	832	853,626
Federal Home Loan Mortgage Corp., Series 2091, Class ZC, 6.00%, due 2028	3,112	3,136,638
Federal Home Loan Mortgage Corp., Series 2102, Class Z, 6.00%, due 2028	939	953,293
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	4,709	4,771,093
Federal Home Loan Mortgage Corp., Series 2142, Class Z, 6.50%, due 2029	1,715	1,762,953
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	17,175	18,515,980
Federal National Mortgage Assn. Series G-8, Class E, 9.00%, due 2021	648	719,065
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	821	891,025
Federal National Mortgage Assn., Series G93-36, Class ZQ, 6.50%, due 2023	24,537	25,376,247
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	958	1,015,506
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,233	2,354,056
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,173	1,223,862
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	694	717,504
Federal National Mortgage Assn., Series 1994-42, Class K, 6.50%, due 2024	10,347	10,627,556
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	3,844	4,128,931
Federal National Mortgage Assn., Series 1997-81, Class PD, 6.35%, due 2027	1,406	1,440,210
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	1,869	2,018,499
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,515	1,581,616
Government National Mortgage Assn., Series 1998-19, Class ZB, 6.50%, due 2028	1,188	1,220,693
Total Collateralized Mortgage Obligations (identified cost $88,502,989)		$88,756,309

Commercial Mortgage Backed Security — 0.8%
Security	Principal Amount (000's omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL, 5.481%, due 2018(3)(4)	$5,500	$5,557,390
Total Commercial Mortgage Backed Security (identified cost $5,524,397)		$5,557,390
Total Mortgage Backed Securities (identified cost $681,343,301)		$681,726,031
U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$7,521,096
Total U.S. Treasury Obligations (identified cost $6,244,255)		$7,521,096
Short-Term Investments — 0.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.83%(6)	$4	$3,983
Total Short-Term Investments (identified cost $3,983)		$3,983
Total Investments — 100.2% (identified cost $687,591,539)		$689,251,110
Other Assets, Less Liabilities — (0.2)%		$(1,504,159)
Net Assets — 100.0%		$687,746,951

(1)  Adjustable rate mortgage.

(2)  Weighted average fixed-rate coupon that changes/updates monthly.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $5,557,390 or 0.8% of the Portfolio's net assets.

(4)  Variable rate security. The stated interest rate represents the rate in effect at October 31, 2007.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2007.

See notes to financial statements

Government Obligations Portfolio as of October 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $687,587,556)	$689,247,127
Affiliated investment, at value (identified cost, $3,983)	3,983
Receivable for investments sold	335,149
Interest receivable	3,976,839
Interest receivable from affiliated investment	520
Total assets	$693,563,618
Liabilities
Demand note payable	$4,800,000
Payable to affiliate for investment advisory fee	420,796
Payable for daily variation margin on open financial futures contracts	400,388
Payable to affiliate for Trustees' fees	2,102
Accrued expenses	193,381
Total liabilities	$5,816,667
Net Assets applicable to investors' interest in Portfolio	$687,746,951
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$685,156,947
Net unrealized appreciation (computed on the basis of identified cost)	2,590,004
Total	$687,746,951

Statement of Operations

For the Year Ended
October 31, 2007

Investment Income
Interest	$37,322,681
Interest income allocated from affiliated investment	331,897
Expenses allocated from affliated investment	(31,398)
Total investment income	$37,623,180
Expenses
Investment adviser fee	$5,080,916
Trustees' fees and expenses	23,548
Custodian fee	270,404
Legal and accounting services	79,493
Interest expense	68,467
Miscellaneous	12,881
Total expenses	$5,535,709
Deduct — Reduction of custodian fee	$177
Total expense reductions	$177
Net expenses	$5,535,532
Net investment income	$32,087,648
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(88,884)
Financial futures contracts	868,914
Net realized gain	$780,030
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,546,616
Financial futures contracts	297,623
Net change in unrealized appreciation (depreciation)	$3,844,239
Net realized and unrealized gain	$4,624,269
Net increase in net assets from operations	$36,711,917

See notes to financial statements

Government Obligations Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2007	Year Ended October 31, 2006
From operations — Net investment income	$32,087,648	$31,944,223
Net realized gain from investment transactions and financial futures contracts	780,030	1,348,494
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,844,239	1,611,929
Net increase in net assets from operations	$36,711,917	$34,904,646
Capital transactions — Contributions	$136,530,716	$113,001,226
Withdrawals	(213,299,802)	(286,374,607)
Net decrease in net assets from capital transactions	$(76,769,086)	$(173,373,381)
Net decrease in net assets	$(40,057,169)	$(138,468,735)
Net Assets
At beginning of year	$727,804,120	$866,272,855
At end of year	$687,746,951	$727,804,120

See notes to financial statements

Government Obligations Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,			Period Ended		Year Ended December 31,
	2007	2006	2005	October 31, 2004(1)		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.80%	0.79%	0.77%	0.75	%(2)	0.70%	0.75%
Expenses after custodian fee reduction	0.80%	0.79%	0.77%	0.75	%(2)	0.70%	0.75%
Net investment income	4.60%	4.09%	3.21%	3.63	%(2)	2.26%	4.41%
Portfolio Turnover	23%	2%	30%	5%		67%	41%
Total Return	5.49%	4.71%	2.46%	2.23	%(3)	0.01%	8.24%
Net assets, end of period (000's omitted)	$687,747	$727,804	$866,273	$1,060,801		$1,521,288	$1,572,812

(1)  For the ten-month period ended October 31, 2004.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

Government Obligations Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2007, the Eaton Vance Government Obligations Fund and Eaton Vance Diversified Income Fund held an approximate 76.5% and 20.2% interest, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain MBS) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned thirty-year fixed-rate MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Exchange-traded options are valued at the last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent

Government Obligations Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

J  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

2  Purchases and Sales of Investments

Purchases and sales of U.S. Government and agency obligations, other than short-term obligations and including paydowns, aggregated $155,243,682 and $168,573,305, respectively. Purchases and sales of non U.S. Government and agency obligations, including paydowns, aggregated $5,524,707 and none, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly advisory fee at the annual rate of 0.75% of average daily net assets of the Portfolio up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the approval of the Portfolio's Board of Trustees and its shareholders and are intended to continue indefinitely. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended October 31, 2007, the Portfolio's advisory fee totaled $5,111,127 of which $30,211 was allocated from Cash Management and $5,080,916 was paid or accrued directly by the Portfolio. For the year ended October 31, 2007, the Portfolio's advisory

Government Obligations Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

fee, including the portion allocated from Cash Management, was 0.73% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At October 31, 2007, the Portfolio had a balance outstanding pursuant to this line of credit of $4,800,000. Average borrowings and the average interest rate for the year ended October 31, 2007 were $1,209,863 and 5.63%, respectively.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$696,199,437
Gross unrealized appreciation	$3,388,167
Gross unrealized depreciation	(10,336,494)
Net unrealized depreciation	$(6,948,327)

The net unrealized appreciation on futures contracts at October 31, 2007 on a federal income tax basis was $0.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/07	625 U.S. Treasury Note	Long	$67,829,336	$68,759,769	$930,433

At October 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Government Obligations Portfolio as of October 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Government Obligations Portfolio:

We have audited the accompanying statement of assets and liabilities of Government Obligations Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2007, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the year then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit. The statement of changes in net assets and supplementary data for the year ended October 31, 2006 and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and supplementary data in their report dated December 27, 2006.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Government Obligations Portfolio as of October 31, 2007, the results of its operations, the changes in its net assets and the supplementary data for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2007

Government Obligations Fund and Portfolio as of October 31, 2007

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Fund and Portfolio.

The reports of PricewaterhouseCoopers LLP on the Fund's and Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's and Portfolio's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's and Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund and Portfolio approved Deloitte & Touche LLP as the Fund's and Portfolio's independent registered public accounting firm for the fiscal year ending October 31, 2007. To the best of the Fund's and Portfolio's knowledge, for the fiscal years ended October 31, 2006 and October 31, 2005, and through August 6, 2007, the Fund and Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's and Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007,

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Government Obligations Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Government Obligations Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Government Obligations Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and the Portfolio.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 29 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 34 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 53 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Vice President of the Trust since 2002 and of the Portfolio since 1993	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust and President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously, Senior Manager at Pricewaterhouse Coopers LLP (1997-2005). Officer of 76 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Government Obligations Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

140-12/07  GOSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal years ended October 31, 2006 and October 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2006	10/31/2007

Audit Fees	$84,840	$48,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,375	$16,000

All Other Fees(3)	$0	$0

Total	$94,215	$64,000

(1)                                 Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                 Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                 All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended October 31, 2006 and October 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2006	10/31/2007

Registrant	$9,375	$16,000

Eaton Vance(1)	$68,486	$286,446

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 11, 2007

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 11, 2007